Segment reporting - Geographic information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information
Net Revenue	$ 2,368,925	$ 2,461,577	$ 2,387,371
PUERTO RICO
Segment Reporting Information
Net Revenue	1,921,207	2,016,089	1,953,671
UNITED STATES
Segment Reporting Information
Net Revenue	376,529	371,368	357,680
Other
Segment Reporting Information
Net Revenue	$ 71,189	$ 74,120	$ 76,020